Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Jan. 02, 2019
Operating lease right-use-of-asset	$ 286,163		$ 906,995	$ 315,187	$ 343,715	$ 371,754
Operating lease liability	$ 289,949		$ 916,900			$ 371,754
Revenue [Member]
Concentration of risk percentage	48.00%	39.00%
Revenue [Member] | Customer One [Member]
Concentration of risk percentage	14.00%	14.00%
Revenue [Member] | Customer Two [Member]
Concentration of risk percentage	13.00%	10.00%
Revenue [Member] | Customer Three [Member]
Concentration of risk percentage	10.00%